Prepaid expenses and other current assets - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Contractual installment payment	€ 6,284	€ 5,078
Marketing Sponsorship Agreement
Business Acquisition [Line Items]
Contractual installment payment	€ 4,300